UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

          Read instructions at the end of Form before preparing Form.


1.      Name and Address of issuer:

        First Investors Series Fund
        95 Wall Street
        New York, NY 10005



2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [ ]

            Class A and Class B Shares of the following funds: Blue Chip Fund, Investment Grade Fund, Special Situations Fund and the Total Return Fund


3.      Investment Company Act File Number:  811-5690

        Securities Act File Number:  33-25623


4(a).   Last day of fiscal year for which this Form is filed:  9/30/02




4(b).   [  ]   Check box if this Form is being filed late (i.e., more than
               90 calendar days after the end of the issuer's fiscal year).
               (See instruction A.2)

Note:   If the Form is being filed late, interest must be paid on the
        registration fee    due.


 4(c).  [  ]   Check box if this is the last time the issuer will be
               filing this Form.

5.      Calculation of registration fee:

(i)       Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):
                                                                 $246,189,129.55
                                                                 ---------------
(ii)      Aggregate price of securities redeemed
          or repurchased during the fiscal year:
                                                 $160,502,689.51
                                                 ---------------

(iii)     Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995 that
          were not previously used to reduce registration
          fees payable to the  Commission:
                                                 $-0-
                                                 ---------------

(iv)      Total available redemption credits
          [add Items 5(ii) and 5(iii)]:
                                                                 $160,502,689.51
                                                                 ---------------

(v)       Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item  5(iv) from Item 5(i)]:
                                                                  $85,686,440.04
                                                                 ---------------

(vi)      Redemption credits available for use in future
          years if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:
                                                 $(-0-)
                                                 ---------------


(vii)     Multiplier for determining registration fee (See Instruction C.9):

                                                                  X .000092
                                                                 ---------------

(viii)    Registration fee due [multiply Item 5(v) by Item 5(vii)]
          (enter "0" if no fee  is due):
                                                                  =$7,883.15
                                                                 ===============
6.        Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):
                                                                  +$-0-
                                                                 ---------------

8.        Total of the amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]:
                                                                  =$7,883.15
                                                                 ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 23, 2002
                               Method of delivery:
                                                    [X] Wire Transfer
                                                    [ ] Mail or other means

                                   SIGNATURES




This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.






By ________________________________
    C. Durso,
    Vice President and Secretary



Date:  December 24, 2002